Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, right-of-use asset	$ 1,250	$ 1,432
Finance lease, right-of-use asset	34	11
Right-of-use asset	1,284	1,443
Operating lease, liability	1,461	1,669
Finance lease, liability	24	11
Lease liability	$ 1,485	$ 1,680
Operating lease, weighted average remaining lease term	10 years 6 months	10 years 9 months 18 days
Finance lease, weighted average remaining lease term	10 months 24 days	1 year 1 month 6 days
Operating lease, weighted average discount rate, percent	2.62%	2.55%
Finance lease, weighted average discount rate, percent	0.97%	0.29%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (including allowance for credit losses on lending-related commitments of $45 and $121, also includes $496 and $1,110, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $45 and $121, also includes $496 and $1,110, at fair value)
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other borrowed funds	Other borrowed funds